Restricted Cash	6 Months Ended
Jun. 30, 2013
Restricted Cash
Restricted Cash

D. Restricted Cash

        Restricted cash of $435.9 million and $695.4 million at June 30, 2013 and December 31, 2012, respectively, consisted primarily of cash that is restricted under our ECA facility agreement entered into in 2004. The restricted cash at December 31, 2012, also included a $287.0 million cash advance under our Ex-Im financing arrangement, which became available to us to finance the purchase of two aircraft during the six months ended June 30, 2013. See Note J—Debt Financings.